Debt securities - Narrative (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Financial assets	€ 300,026	€ 283,497	€ 243,203
Debt securities
Disclosure of financial assets [line items]
Financial assets	300,026	283,497	243,203
Financial instruments purchased credit impaired | Fixed Income Assets
Disclosure of financial assets [line items]
Financial assets	8	44
Gross carrying amount | Debt securities
Disclosure of financial assets [line items]
Financial assets	300,546	283,846	243,489
Gross carrying amount | Financial instruments not credit-impaired | Stage 1
Disclosure of financial assets [line items]
Financial assets	196,509	196,514	176,697
Gross carrying amount | Financial instruments not credit-impaired | Stage 2 and 3
Disclosure of financial assets [line items]
Financial assets	1,480	597	203
Gross carrying amount | Financial instruments credit-impaired | Debt securities
Disclosure of financial assets [line items]
Financial assets	842	701	461
Gross carrying amount | Financial instruments credit-impaired | Stage 2 and 3
Disclosure of financial assets [line items]
Financial assets	842	701	461
Accumulated impairment
Disclosure of financial assets [line items]
Financial assets	(520)	(349)	(286)
Accumulated impairment | Debt securities
Disclosure of financial assets [line items]
Financial assets	(520)	(349)	(286)	€ (226)
Accumulated impairment | Financial instruments not credit-impaired | Stage 1 | Debt securities
Disclosure of financial assets [line items]
Financial assets	(62)	(39)	(30)
Accumulated impairment | Financial instruments not credit-impaired | Stage 2 and 3 | Debt securities
Disclosure of financial assets [line items]
Financial assets	(66)	(9)	(8)
Accumulated impairment | Financial instruments credit-impaired | Stage 2 and 3 | Debt securities
Disclosure of financial assets [line items]
Financial assets	€ (392)	€ (301)	€ (248)